Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Fees	Total Payments
Total	$ 1,658,813	$ 710,062	$ 2,368,875
Lost Creek
Total	1,634,230	530,968	2,165,198
Shirley Basin
Total	$ 24,583	30,866	55,449
Other Wyoming exploration projects
Total		129,628	129,628
Other Nevada exploration project
Total		$ 18,600	$ 18,600